Earnings per share (Tables)	12 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Computations of the basic and diluted earning per common share (dollars and shares in thousands, except per share amounts)

	Years Ended September 30
	2017	2016	2015
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	3,299	3,283	3,268

Common shares issuable under share
based payment plans which are
potentially dilutive	3	2	7

Common shares used for diluted
earnings per common share	3,302	3,285	3,275

Net income	$1,829	5,705	3,339

Earnings per common share
Basic	$.55	1.74	1.02
Diluted	$.55	1.74	1.02